UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche Emerging Markets Frontier Fund

	Shares	Value ($)

Common Stocks 74.6%
Argentina 6.9%
BBVA Banco Frances SA (ADR)	3,000	48,510
Grupo Financiero Galicia SA (ADR)	3,950	79,119
YPF SA (ADR)	2,700	74,979

(Cost $187,686)		202,608
Cambodia 2.4%
NagaCorp Ltd. (Cost $66,978)	89,500	70,979
Colombia 4.9%
Almacenes Exito SA	3,300	29,388
Bancolombia SA (ADR)	1,100	44,803
Grupo Aval Acciones y Valores (ADR)	3,700	37,222
Grupo de Inversiones Suramericana SA	2,400	32,070

(Cost $215,729)		143,483
Egypt 0.8%
Global Telecom Holding SAE (GDR)* (Cost $40,861)	12,000	22,440
Georgia 1.3%
Bank of Georgia Holdings PLC (Cost $51,663)	1,300	37,176
Iraq 0.5%
Genel Energy PLC* (Cost $26,119)	1,800	14,568
Kazakhstan 2.1%
KCell JSC (GDR) (REG S) (Cost $80,753)	7,200	62,712
Niger 0.6%
Savannah Petroleum PLC* (Cost $25,856)	33,000	16,896
Nigeria 2.0%
Guaranty Trust Bank PLC	370,000	53,646
Nestle Nigeria PLC	1,363	5,820

(Cost $74,015)		59,466
Peru 6.1%
Credicorp Ltd.	500	70,570
Grana y Montero SAA (ADR)	3,300	25,509
InRetail Peru Corp.*	1,300	19,175
Southern Copper Corp.	2,200	66,044

(Cost $218,228)		181,298
Philippines 30.0%
ABS-CBN Holdings Corp. (PDR)	41,000	56,460
Alliance Global Group, Inc.	69,000	35,508
Ayala Land, Inc.	102,300	91,730
BDO Unibank, Inc.	35,200	85,267
Belle Corp.	213,000	16,731
Bloomberry Resorts Corp.	255,000	55,489
DMCI Holdings, Inc.	226,000	67,435
Globe Telecom, Inc.	1,200	68,664
GT Capital Holdings, Inc.	3,020	94,665
International Container Terminal Services, Inc.	31,400	75,383
Megaworld Corp.	539,000	57,334
Melco Crown Philippines Resorts Corp.*	126,000	23,011
Metro Pacific Investments Corp.	349,000	35,212
Rizal Commercial Banking Corp.	43,000	39,561
Universal Robina Corp.	19,150	81,977

(Cost $889,730)		884,427
Poland 1.4%
Powszechny Zaklad Ubezpieczen SA (Cost $50,343)	350	42,015
Puerto Rico 2.2%
Popular, Inc.* (Cost $61,620)	2,000	64,980
Saudi Arabia 2.6%
Hikma Pharmaceuticals PLC (Cost $74,194)	2,460	78,195
South Africa 2.1%
MTN Group Ltd. (Cost $76,499)	3,500	62,098
Thailand 4.3%
BTS Group Holdings PCL (NVDR)	139,000	39,667
Siam Cement PCL (NVDR)	5,500	86,218

(Cost $118,218)		125,885
Turkey 3.0%
Tofas Turk Otomobil Fabrikasi AS	7,300	49,444
Turkiye Halk Bankasi AS	7,850	39,255

(Cost $101,413)		88,699
United Arab Emirates 1.4%
Emaar Properties PJSC	2,000	4,234
NMC Health PLC	3,300	38,357

(Cost $31,624)		42,591

Total Common Stocks (Cost $2,391,529)		2,200,516
Participatory Notes 4.1%
Saudi Arabia
Samba Financial Group (issuer Merrill Lynch International), Expiration Date 3/2/2017	7,400	56,965
Saudi Basic Industries Corp. (issuer Merrill Lynch International), Expiration Date 3/2/2017	2,300	63,192

Total Participatory Notes (Cost $117,719)		120,157
Exchange-Traded Fund 3.2%
Vietnam
Market Vectors Vietnam Fund (Cost $104,394)	5,375	95,083
Closed-End Investment Company 1.4%
Romania
Fondul Proprietatea SA* (Cost $51,968)	191,000	41,738
Cash Equivalents 17.0%
Central Cash Management Fund, 0.09% (a) (Cost $500,783)	500,783	500,783

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,166,393) †	100.3	2,958,277
Other Assets and Liabilities, Net	(0.3)	(9,405)

Net Assets	100.0	2,948,872

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $3,166,393.  At May 31, 2015, net unrealized depreciation for all securities based on tax cost was $208,116.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $143,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $351,354.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
PDR: Philippine Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At May 31, 2015 the Deutsche Emerging Markets Frontier Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Participatory Notes & Closed-End Investment Company
Financials	1,072,803	45.5%
Consumer Discretionary	255,383	10.8%
Industrials	243,502	10.3%
Telecommunication Services	215,914	9.1%
Materials	215,454	9.1%
Consumer Staples	136,360	5.8%
Health Care	116,552	4.9%
Energy	106,443	4.5%
Total	2,362,411	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$202,608	$—	$—	$202,608
Cambodia	—	70,979	—	70,979
Colombia	143,483	—	—	143,483
Egypt	22,440	—	—	22,440
Georgia	—	37,176	—	37,176
Iraq	—	14,568	—	14,568
Kazakhstan	—	62,712	—	62,712
Niger	—	16,896	—	16,896
Nigeria	—	59,466	—	59,466
Peru	181,298	—	—	181,298
Philippines	—	884,427	—	884,427
Poland	—	42,015	—	42,015
Puerto Rico	64,980	—	—	64,980
Saudi Arabia	—	78,195	—	78,195
South Africa	—	62,098	—	62,098
Thailand	—	125,885	—	125,885
Turkey	—	88,699	—	88,699
United Arab Emirates	—	42,591	—	42,591
Participatory Notes	—	120,157	—	120,157
Exchange-Traded Fund	95,083	—	—	95,083
Closed-End Investment Company	—	41,738	—	41,738
Short-Term Investments (b)	500,783	—	—	500,783

Total	$1,210,675	$1,747,602	$—	$2,958,277

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Frontier Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015